FAIR VALUE OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading gains and losses
Gain (loss) from trading	$ (1,269,266)	$ (2,459,522)	$ (3,482,712)
Agriculture
Trading gains and losses
Gain (loss) from trading	469,964	79,465	(550,043)
Currencies
Trading gains and losses
Gain (loss) from trading	(609,435)	(485,797)	(3,254,168)
Energy
Trading gains and losses
Gain (loss) from trading	(1,295,914)	(1,211,511)	(2,081,238)
Interest rates
Trading gains and losses
Gain (loss) from trading	(2,663,410)	1,441,907	6,392,824
Metals
Trading gains and losses
Gain (loss) from trading	112,125	(1,919,126)	(329,563)
Stock indices
Trading gains and losses
Gain (loss) from trading	$ 2,717,404	$ (364,460)	$ (3,660,524)